Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026
C000127071
Average Annual Return [Line Items]
Line Graph and Table Measure Name	1789 Growth & Income Fund - Class P Shares
C000092837
Average Annual Return [Line Items]
Line Graph and Table Measure Name	1789 Growth & Income Fund - Class C Shares
Average Annual Return, Percent		13.14%	7.73%	7.57%
Without Sales Load [Member] | C000127071
Average Annual Return [Line Items]
Average Annual Return, Percent		15.25%	8.82%	8.66%
Without Sales Load [Member] | C000092837
Average Annual Return [Line Items]
Average Annual Return, Percent		14.14%	7.73%	7.57%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		31.05%	13.14%	15.26%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		31.05%	13.14%	15.26%
Dow Jones U.S. Select Dividend Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones US Select Dividend Index
Average Annual Return, Percent		26.12%	9.91%	10.91%
Dow Jones U.S. Select Dividend Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones US Select Dividend Index